Summary of Significant Accounting Policies - Prepaids and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies
Prepaids and other current assets	$ 5,952	$ 15,463
Prepaid expenses	4,000	13,500
Deferred commissions	1,600	1,500
Other receivables	$ 400	$ 500